INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended						6 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Income Taxes Details Narrative
Net loss	$ (61,719)	$ (507,637)	$ 19,852	$ (8,575)	$ (162,598)	$ (24,712)	$ (569,356)	$ (187,310)	$ (176,033)	$ (71,105)
Net tax loss carry forward			$ 75,062						$ 75,062
Tax loss carry forward, expiry year									2036